FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

21. FAIR VALUE MEASUREMENTS

        According to U.S. GAAP requirements the Group records derivative instruments, redeemable noncontrolling interest and contingent consideration at fair value on a recurring basis.

        The following tables summarize those assets and liabilities measured at fair value on a recurring basis:

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant unobservable inputs (Level 3) as of December 31, 2012
Assets:
Derivative instruments	$4,458	—
Liabilities:
Derivative instruments	$(13,257)	—
Contingent consideration	—	$(9,111)
Redeemable noncontrolling interest	—	$(75,661)

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant unobservable inputs (Level 3) as of December 31, 2011
Assets:
Derivative instruments	$3,235	—
Liabilities:
Derivative instruments	$(15,959)	—
Contingent consideration	—	$(6,857)
Redeemable noncontrolling interest	—	$(80,603)

        Change in the Group's net assets and earnings resulted from fair value measurements of Level 3 assets and liabilities were not significant for the years ended December 31, 2012 and 2011. There were no realized and unrealized gains and losses on Level 3 assets and liabilities for the years ended December 31, 2012 and 2011.

        The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments. The redeemable noncontrolling interest was measured at fair value using a discounted cash flow technique. The fair value of contingent consideration was determined as the best estimate of all possible outcomes of the contingency. The inputs are based on all available internal and external information, including growth projections and industry experts' estimates, where applicable.

        The most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest as of December 31, 2012 and 2011 are presented in the table below:

Unobservable inputs	As of December 31, 2012	As of December 31, 2011
Discount rate	12%	12%
Market share	57% - 62% (60%)	57% - 62% (60%)
Revenue growth rate	0.5% - 1% (0.7%)	Stable
OIBDA margin	44.0% - 45.5 (44.6%)	49.4% - 52.7 (50.7%)

        There were no transfers between levels within the hierarchy for the years ended December 31, 2012 and 2011.

        In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Group records assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. The losses recognized on assets measured at fair value on a nonrecurring basis for the years ended December 31, 2012 and 2011 are summarized below:

	Loss for the year ended December 31,
	2012	2011
Property, Plant and Equipment	$272,960	$19,015
Licenses	82,885	—
Rights to use radio frequencies	76,641	—
Numbering capacity	36,145	—
Software and other intangible assets	50,241	—
Goodwill	108,544	—

Total	$627,416	$19,015

        For the year ended December 31, 2012 the Group recognized impairment loss of long-lived assets in Uzbekistan (see Note 4). As of December 31, 2012, the fair value of the impaired property plant and equipment, other intangible assets, licenses and goodwill amounted to $256.2 million, $51.3 million, nil and nil, respectively. As of December 31, 2011, the fair value of the impaired property plant and equipment amounted to nil.

        The Group used a probability-weighted valuation technique to determine the fair value of the long lived assets. The fair value of long-lived assets was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance). In calculation of future cash flows for the assessment of the fair value of long-lived assets the Group used forecasts of Uzbekistan telecommunication market and Uzdunrobita's position on that market. The forecasts were based on all available internal and external information, including growth projections and industry experts' estimates.

        The carrying amounts of cash and cash equivalents; short-term investments; receivables; accounts payable and accrued expenses approximate their fair values because of the relatively short-term maturities of these financial instruments.

        The fair value of long-term debt is estimated using Level 2 inputs based on quoted prices for those instruments. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectations for interest rates, credit risk and the contractual terms of the debt instruments. As of December 31, 2012, the carrying amount and fair value of long-term debt, including the current portion, were $7,634.9 million and $7,828.5 million, respectively. As of December 31, 2011, the carrying amount and fair value of long-term debt, including the current portion, were $8,702.9 million and $8,737.3 million, respectively.